Convergence Long/Short Equity ETF
Schedule of Investments
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 114 .40% (a)
Administrative and Support Services — 6 .88%
Booking Holdings, Inc. (b) ................................ 41 $ 103,484
CBIZ, Inc. (b) ......................................... 1,437 71,979
Fair Isaac Corp. (b) ..................................... 583 394,918
ManpowerGroup, Inc. ................................... 833 70,705
Mastercard, Inc. (c) ..................................... 923 327,933
PayPal Holdings, Inc. (b) ................................. 4,124 303,526
Visa, Inc. ............................................ 1,559 342,886
1,615,431
Amusement, Gambling, and Recreation Industries — 0 .50%
Wynn Resorts Ltd. (b) ................................... 1,088 117,907
Apparel Manufacturing — 0 .19%
Deckers Outdoor Corp. (b) ............................... 105 43,717
Beverage and Tobacco Product Manufacturing — 1 .26%
National Beverage Corp. (b) .............................. 2,158 100,671
Primo Water Corp. ..................................... 12,508 193,623
294,294
Broadcasting (except Internet) — 1 .44%
Comcast Corp. ........................................ 9,114 338,767
Building Material and Garden Equipment — 1 .12%
Home Depot, Inc. (c) .................................... 884 262,141
Chemical Manufacturing — 9 .19%
AbbVie, Inc. (c) ........................................ 1,770 272,403
ACADIA Pharmaceuticals, Inc. (b) .......................... 1,235 25,552
Alkermes PLC (b) ...................................... 1,275 34,094
Amgen, Inc. .......................................... 989 229,112
Bristol-Myers Squibb Co. (c) .............................. 3,761 259,359
Gilead Sciences, Inc. ................................... 3,418 275,253
Harmony Biosciences Holdings, Inc. (b) ...................... 779 34,299
Linde PLC ............................................ 302 105,208
Merck & Co., Inc. (c) .................................... 3,051 324,139
Neurocrine Biosciences, Inc. (b) ........................... 561 57,839
Procter & Gamble Co. ................................... 770 105,921
Sarepta Therapeutics, Inc. (b) ............................. 500 61,065
Vertex Pharmaceuticals, Inc. (b) (c) ......................... 835 242,392
Viatris, Inc. ........................................... 11,605 132,297
2,158,933

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 114.40% (a) (Continued)
Computer and Electronic Product Manufacturing — 18 .28%
Allegro MicroSystems, Inc. (b) ............................. 1,409 $ 61,545
Alphabet, Inc. (b) (c) .................................... 7,567 682,391
Apple, Inc. (c) ......................................... 2,307 340,076
Arista Networks, Inc. (b) ................................. 419 58,115
Broadcom, Inc. (c) ...................................... 822 488,507
Cisco Systems, Inc. (c) .................................. 9,352 452,825
Extreme Networks, Inc. (b) ............................... 17,997 336,904
Fortinet, Inc. (b) ....................................... 2,134 126,845
Iridium Communications, Inc. (b) ........................... 5,533 339,560
Jabil, Inc. (c) .......................................... 4,763 395,472
Microchip Technology, Inc. ................................ 5,015 406,366
Motorola Solutions, Inc. .................................. 246 64,651
Sanmina Corp. (b) ...................................... 3,194 193,109
Trane Technologies PLC ................................. 678 125,410
Viavi Solutions, Inc. (b) .................................. 20,245 221,480
4,293,256
Construction of Buildings — 0 .67%
NVR, Inc. (b) .......................................... 14 72,431
Taylor Morrison Home Corp. (b) ............................ 2,395 85,813
158,244
Couriers and Messengers — 0 .55%
United Parcel Service, Inc. - Class B ........................ 714 130,298
Credit Intermediation and Related Activities — 6 .46%
Associated Banc-Corp. .................................. 5,439 125,913
Bank of New York Mellon Corp. ............................ 6,153 313,064
BankUnited, Inc. ....................................... 3,872 137,146
Citigroup, Inc. ......................................... 3,122 158,254
JPMorgan Chase & Co. .................................. 1,496 214,452
State Street Corp. ...................................... 3,326 294,950
UMB Financial Corp. .................................... 1,326 120,215
Wells Fargo & Co. ...................................... 3,326 155,557
1,519,551
Data Processing, Hosting, and Related Services — 0 .64%
Airbnb, Inc. (b) ........................................ 856 105,528
Kyndryl Holdings, Inc. (b) ................................ 2,747 43,100
148,628
Fabricated Metal Product Manufacturing — 1 .10%
Atkore, Inc. (b) ........................................ 1,288 188,074
Mueller Industries, Inc. .................................. 959 70,937
259,011

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 114.40% (a) (Continued)
Food Manufacturing — 2 .55%
J M Smucker Co. ....................................... 1,262 $ 186,637
Lamb Weston Holdings, Inc. .............................. 1,836 184,775
Post Holdings, Inc. (b) ................................... 1,543 138,808
Simply Good Foods Co. (b) ............................... 2,289 87,646
597,866
Food Services and Drinking Places — 1 .20%
Manhattan Associates, Inc. (b) ............................ 1,944 279,450
Funds, Trusts, and Other Financial Vehicles — 0 .33%
Incyte Corp. (b) ........................................ 1,014 78,058
General Merchandise Stores — 0 .85%
Walmart, Inc. ......................................... 1,415 201,114
Health and Personal Care Stores — 2 .76%
CVS Health Corp. (c) ................................... 2,269 189,553
Ulta Beauty, Inc. (b) ..................................... 529 274,445
Walgreens Boots Alliance, Inc. ............................ 5,204 184,898
648,896
Insurance Carriers and Related Activities — 5 .81%
Arch Capital Group Ltd. (b) ............................... 2,053 143,710
Cigna Group/The ...................................... 640 186,944
Everest Re Group Ltd. ................................... 293 112,503
Humana, Inc. ......................................... 347 171,772
Jackson Financial, Inc. .................................. 3,961 179,750
Radian Group, Inc. ..................................... 6,728 143,643
RenaissanceRe Holdings Ltd. ............................. 695 149,355
Selective Insurance Group, Inc. ............................ 1,422 144,375
Unum Group (c) ....................................... 2,944 131,155
1,363,207
Machinery Manufacturing — 2 .43%
Axcelis Technologies, Inc. (b) ............................. 1,705 219,160
Caterpillar, Inc. ........................................ 502 120,254
Mettler-Toledo International, Inc. (b) ........................ 57 81,721
Terex Corp. ........................................... 2,539 150,334
571,469
Merchant Wholesalers Nondurable Goods Mining — 0 .51%
Southern Copper Corp. .................................. 1,646 121,294

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 114.40% (a) (Continued)
Merchant Wholesalers, Durable Goods — 4 .08%
Agilysys, Inc. (b) ....................................... 3,094 $ 247,242
Allison Transmission Holdings, Inc. ......................... 2,673 126,968
Arrow Electronics, Inc. (b) ................................ 1,254 147,959
Reliance Steel & Aluminum Co. ............................ 535 132,594
WESCO International, Inc. (b) ............................. 714 118,224
WW Grainger, Inc. ...................................... 279 186,492
959,479
Merchant Wholesalers, Nondurable Goods — 3 .10%
AmerisourceBergen Corp. (c) ............................. 1,124 174,850
Cardinal Health, Inc. (c) .................................. 3,582 271,194
McKesson Corp. (c) .................................... 467 163,361
Wingstop, Inc. ......................................... 688 117,201
726,606
Mining (except Oil and Gas) — 0 .93%
Alpha Metallurgical Resources, Inc. ......................... 641 107,522
Freeport-McMoRan, Inc. ................................. 2,667 109,267
216,789
Miscellaneous Manufacturing — 3 .25%
Brady Corp. .......................................... 1,550 85,498
Haemonetics Corp. (b) .................................. 2,072 161,139
Inspire Medical Systems, Inc. (b) ........................... 815 211,843
Johnson & Johnson .................................... 1,489 228,205
Shockwave Medical, Inc. (b) .............................. 402 76,476
763,161
Motor Vehicle and Parts Dealers — 2 .82%
Asbury Automotive Group, Inc. (b) .......................... 734 166,691
Group 1 Automotive, Inc. (c) .............................. 1,233 272,580
Murphy USA, Inc. ...................................... 877 223,714
662,985
Nonmetallic Mineral Product Manufacturing — 0 .54%
O-I Glass, Inc. (b) ...................................... 5,682 126,254
Nonstore Retailers — 0 .84%
Dillard's, Inc. .......................................... 393 140,069
Etsy, Inc. (b) .......................................... 469 56,941
197,010
Paper Manufacturing — 1 .78%
Boise Cascade Co. (c) .................................. 2,156 149,001
Graphic Packaging Holding Co. ............................ 4,090 97,342
Kimberly-Clark Corp. .................................... 1,383 172,944
419,287

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 114.40% (a) (Continued)
Performing Arts, Spectator Sports, and — 0 .43%
International Game Technology PLC ........................ 3,816 $ 101,353
Petroleum and Coal Products Manufacturing — 4 .68%
Exxon Mobil Corp. (c) ................................... 2,347 257,959
Marathon Petroleum Corp. ............................... 2,175 268,830
PBF Energy, Inc. (c) .................................... 7,341 320,876
Valero Energy Corp. .................................... 1,913 251,999
1,099,664
Pipeline Transportation — 1 .41%
Scorpio Tankers, Inc. .................................... 5,479 330,712
Primary Metal Manufacturing — 1 .26%
Commercial Metals Co. .................................. 2,040 105,570
Encore Wire Corp. (c) ................................... 984 189,922
295,492
Professional, Scientific, and Technical Services — 0 .59%
Genpact Ltd. .......................................... 586 27,970
H&R Block, Inc. (c) ..................................... 2,970 109,296
137,266
Publishing Industries (Except Internet) — 7 .30%
Activision Blizzard, Inc. .................................. 1,976 150,670
Adobe, Inc. (b) ........................................ 1,085 351,486
Appfolio, Inc. (b) ....................................... 213 28,129
Cadence Design Systems, Inc. (b) (c) ........................ 2,105 406,138
Microsoft Corp. (c) ..................................... 1,124 280,348
Splunk, Inc. (b) ........................................ 3,661 375,253
Synopsys, Inc. (b) ...................................... 331 120,405
1,712,429
Real Estate — 0 .58%
Zillow Group, Inc. (b) .................................... 3,248 136,416
Rental and Leasing Services — 1 .77%
Netflix, Inc. (b) ........................................ 1,291 415,870
Securities, Commodity Contracts, and Other Financ — 3 .38%
DraftKings, Inc. (b) ..................................... 1,926 36,324
Evercore, Inc. - Class A .................................. 1,377 180,634
LPL Financial Holdings, Inc. (c) ............................ 1,152 287,493
SEI Investments Co. .................................... 3,299 198,765
StoneX Group, Inc. (b) .................................. 894 90,142
793,358

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 114.40% (a) (Continued)
Specialty Trade Contractors — 1 .39%
EMCOR Group, Inc. .................................... 1,471 $ 245,980
Installed Building Products, Inc. ............................ 692 79,843
325,823
Support Activities for Transportation — 0 .52%
Expeditors International of Washington, Inc. .................. 1,166 121,917
Transportation Equipment Manufacturing — 2 .95%
BorgWarner, Inc. ....................................... 1,251 62,900
General Motors Co. ..................................... 5,497 212,954
PACCAR, Inc. ......................................... 670 48,374
Textron, Inc. .......................................... 1,569 113,800
Visteon Corp. (b) ....................................... 1,536 256,574
694,602
Utilities — 4 .24%
Brookfield Renewable Corp. .............................. 4,329 120,563
First Solar, Inc. (b) ...................................... 1,741 294,472
FirstEnergy Corp. ...................................... 3,483 137,718
National Fuel Gas Co. ................................... 2,583 147,953
ONE Gas, Inc. ......................................... 2,120 169,939
Pinnacle West Capital Corp. .............................. 1,700 125,256
995,901
Warehousing and Storage — 0 .83%
Landstar System, Inc. (c) ................................ 1,080 195,253
Waste Management and Remediation Services — 0 .31%
Clean Harbors, Inc. (b) .................................. 544 71,846
Wood Product Manufacturing — 0 .70%
Skyline Champion Corp. (b) (c) ............................. 1,228 84,007
UFP Industries, Inc. .................................... 931 79,628
163,635
T otal Common Stocks (Cost $ 24,812,839 )
................
26,864,640
Real Estate Investment Trusts — 2 .65% (a)
Real Estate — 2 .21%
Apartment Income REIT Corp. ............................ 2,329 88,036
Camden Property Trust .................................. 973 111,662
Public Storage ........................................ 393 117,487
Simon Property Group, Inc. ............................... 720 87,905
STAG Industrial, Inc. .................................... 3,339 112,325
517,415

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
Shares Value
Real Estate Investment Trusts — 2.65% (a) (Continued)
Securities, Commodity Contracts, and Other Financ — 0 .44%
Innovative Industrial Properties, Inc. ........................ 1,175 $ 103,881
T otal Real Estate Investment Trusts (Cost $ 629,371 )
.......
621,296
Money Market Funds — 0 .09%
First American Government Obligations Fund - X Class , 2 .924% (d) 21,162 21,162
Total Money Market Funds (Cost $ 21,162 )
................
21,162
Total Investments (Cost $25,463,372) — 117.14% 27,507,098
Liabilities in E xcess of Other Assets — ( 17 .14 ) %
............ (4,027,380)
Total Net Assets — 100.00%
.............................
$ 23,479,718
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
S&P
Standards & Poor's
(a) Unless otherwise noted, all or a portion of these securities, totaling $27,184,183, are pledged as collateral for securities sold short.
(b) Non-income producing security.
(c) This security is not pledged as collateral for securities sold short.
(d) The rate shown represents the seven-day yield as of February 28, 2023.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — (44.82)%
Accommodation — (0.15)%
Caesars Entertainment, Inc. (a) ............................ (682) $ (34,618)
Administrative and Support Services — (2.43)%
AdaptHealth Corp. (a) ................................... (3,025) (48,370)
Bread Financial Holdings, Inc. ............................. (1,534) (63,001)
DigitalBridge Group, Inc. ................................. (2,341) (28,724)
Fidelity National Information Services, Inc. .................... (1,941) (123,001)
nCino, Inc. (a) ......................................... (2,817) (76,763)
R1 RCM, Inc. (a) ....................................... (4,647) (65,987)
ROBLOX Corp. (a) ..................................... (1,397) (51,186)
SentinelOne, Inc. (a) .................................... (5,595) (89,464)
TransUnion ........................................... (360) (23,555)
(570,051)
Air Transportation — (0.60)%
Alaska Air Group, Inc. (a) ................................ (732) (35,012)
Frontier Group Holdings, Inc. (a) ........................... (3,092) (36,362)
JetBlue Airways Corp. (a) ................................ (2,395) (19,879)
Southwest Airlines Co. .................................. (1,491) (50,067)
(141,320)
Ambulatory Health Care Services — (0.63)%
Premier, Inc. .......................................... (2,672) (86,012)
Surgery Partners, Inc. (a) ................................ (1,845) (61,715)
(147,727)
Amusement, Gambling, and Recreation Industries — (0.10)%
Light & Wonder, Inc. - Class A (a) .......................... (390) (24,418)
Beverage and Tobacco Product Manufacturing — (0.53)%
Celsius Holdings, Inc. (a) ................................. (714) (64,831)
Constellation Brands, Inc. ................................ (258) (57,715)
(122,546)
Broadcasting (except Internet) — (1.26)%
Liberty Broadband Corp. (a) .............................. (649) (56,249)
Madison Square Garden Sports Corp. ....................... (307) (58,680)
Roku, Inc. (a) ......................................... (992) (64,172)
Warner Bros Discovery, Inc. (a) ............................ (7,453) (116,416)
(295,517)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — (44.82)%
Chemical Manufacturing — (4.41)%
Beam Therapeutics, Inc. (a) ............................... (1,986) $ (79,917)
Blueprint Medicines Corp. (a) ............................. (1,343) (56,903)
Catalent, Inc. (a) ....................................... (724) (49,391)
Intellia Therapeutics, Inc. (a) .............................. (2,104) (84,518)
Inter Parfums, Inc. ...................................... (332) (39,976)
International Flavors & Fragrances, Inc. ...................... (906) (84,439)
Minerals Technologies, Inc. ............................... (559) (33,959)
Mirati Therapeutics, Inc. (a) ............................... (1,559) (71,465)
Moderna, Inc. (a) ...................................... (395) (54,830)
Olaplex Holdings, Inc. (a) ................................ (9,250) (45,510)
Pfizer, Inc. ............................................ (3,707) (150,393)
Prometheus Biosciences, Inc. (a) .......................... (476) (58,258)
Rogers Corp. (a) ....................................... (972) (143,078)
Ultragenyx Pharmaceutical, Inc. (a) ......................... (1,928) (85,777)
(1,038,414)
Clothing and Clothing Accessories Stores — (1.17)%
American Eagle Outfitters, Inc. ............................ (4,856) (69,781)
Boot Barn Holdings, Inc. (a) .............................. (1,055) (81,710)
KKR & Co., Inc. ........................................ (1,041) (58,660)
Urban Outfitters, Inc. (a) ................................. (2,390) (64,411)
(274,562)
Computer and Electronic Product Manufacturing — (3.95)%
Advanced Micro Devices, Inc. (a) ........................... (1,115) (87,617)
Ambarella, Inc. (a) ...................................... (845) (79,692)
Bloom Energy Corp. (a) .................................. (1,711) (37,112)
Intel Corp. ............................................ (5,407) (134,797)
Mercury Systems, Inc. (a) ................................ (853) (44,646)
Omnicell, Inc. (a) ....................................... (1,066) (58,033)
SiTime Corp. (a) ....................................... (816) (101,306)
Viasat, Inc. (a) ........................................ (4,214) (133,837)
Western Digital Corp. (a) ................................. (4,102) (157,845)
Wolfspeed, Inc. (a) ..................................... (1,271) (94,029)
(928,914)
Construction of Buildings — (0.20)%
LGI Homes, Inc. (a) ..................................... (290) (30,250)
Tri Pointe Homes, Inc. (a) ................................ (683) (16,283)
(46,533)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — (44.82)%
Credit Intermediation and Related Activities — (2.30)%
Affirm Holdings, Inc. (a) .................................. (5,912) $ (80,521)
Eastern Bankshares, Inc. ................................ (2,727) (42,759)
First Republic Bank/CA .................................. (311) (38,256)
Flywire Corp. (a) ....................................... (3,474) (85,912)
Glacier Bancorp, Inc. .................................... (927) (43,921)
PacWest Bancorp ...................................... (4,074) (113,054)
SVB Financial Group (a) ................................. (330) (95,076)
Webster Financial Corp. ................................. (789) (41,912)
(541,411)
Data Processing, Hosting, and Related Services — (0 .52)%
FactSet Research Systems, Inc. ........................... (145) (60,110)
Shutterstock, Inc. ...................................... (814) (61,229)
(121,339)
Electrical Equipment, Appliance, and Component — (1.20)%
Fluence Energy, Inc. (a) ................................. (1,660) (30,992)
Generac Holdings, Inc. (a) ................................ (368) (44,164)
IPG Photonics Corp. (a) ................................. (883) (108,821)
Plug Power, Inc. (a) ..................................... (2,606) (38,751)
Regal Rexnord Corp. ................................... (372) (58,642)
(281,370)
Fabricated Metal Product Manufacturing — (0.78)%
Crown Holdings, Inc. .................................... (281) (24,309)
Fortune Brands Innovations, Inc. ........................... (801) (49,622)
RBC Bearings, Inc. (a) .................................. (174) (39,987)
Stanley Black & Decker, Inc. .............................. (409) (35,014)
Zurn Elkay Water Solutions Corp. .......................... (1,542) (35,466)
(184,398)
Food and Beverage Stores — (0.24)%
Grocery Outlet Holding Corp. (a) ........................... (2,126) (57,508)
Food Manufacturing — (1.20)%
Darling Ingredients, Inc. (a) ............................... (720) (45,554)
Freshpet, Inc. (a) ....................................... (1,178) (73,248)
Sensient Technologies Corp. .............................. (458) (34,529)
TreeHouse Foods, Inc. (a) ................................ (1,163) (56,743)
Tyson Foods, Inc. - Class A ............................... (1,240) (73,458)
(283,532)
Food Services and Drinking Places — (0.11)%
Shake Shack, Inc. (a) ................................... (443) (24,715)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — (44.82)%
Furniture and Home Furnishings Stores — (0.69)%
Floor & Decor Holdings, Inc. (a) ............................ (919) $ (84,373)
RH (a) .............................................. (256) (76,552)
(160,925)
Heavy and Civil Engineering Construction — (0.14)%
St Joe Co. ............................................ (776) (33,236)
Insurance Carriers and Related Activities — (0.87)%
Aflac, Inc. ............................................ (859) (58,541)
Assured Guaranty Ltd. .................................. (705) (43,999)
Equitable Holdings, Inc. .................................. (1,897) (59,604)
Ryan Specialty Holdings, Inc. (a) ........................... (986) (41,530)
(203,674)
Machinery Manufacturing — (1.05)%
Alamo Group, Inc. ...................................... (204) (37,208)
Azenta, Inc. (a) ........................................ (969) (42,529)
Coherent Corp. (a) ..................................... (3,882) (167,431)
(247,168)
Management of companies and Enterprises — (1.19)%
Carnival Corp. (a) ...................................... (2,744) (29,141)
Enstar Group Ltd. (a) ................................... (176) (43,034)
First Interstate BancSystem, Inc. ........................... (1,164) (41,369)
Helen of Troy Ltd. (a) .................................... (78) (8,790)
Home BancShares, Inc./AR ............................... (1,452) (34,993)
Norwegian Cruise Line Holdings Ltd. (a) ..................... (1,353) (20,051)
Rivian Automotive, Inc. (a) ................................ (3,065) (59,155)
ServisFirst Bancshares, Inc. .............................. (586) (43,334)
(279,867)
Merchant Wholesalers, Durable Goods — (0.13)%
Core & Main, Inc. (a) .................................... (1,276) (29,744)
Merchant Wholesalers, Nondurable Goods — (0.58)%
Arrowhead Pharmaceuticals, Inc. (a) ........................ (2,869) (92,669)
Relay Therapeutics, Inc. (a) ............................... (2,745) (44,332)
(137,001)
Mining (except Oil and Gas) — (0.82)%
Coterra Energy, Inc. .................................... (2,469) (61,651)
Royal Gold, Inc. ....................................... (373) (44,309)
Southwestern Energy Co. (a) ............................. (11,009) (58,348)
Vulcan Materials Co. .................................... (157) (28,403)
(192,711)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — (44.82)%
Miscellaneous Manufacturing — (1.32)%
Baxter International, Inc. ................................. (1,341) $ (53,573)
Envista Holdings Corp. (a) ................................ (1,759) (68,003)
Neogen Corp. (a) ...................................... (2,987) (52,840)
Peloton Interactive, Inc. (a) ............................... (1,282) (16,563)
STERIS PLC .......................................... (356) (66,939)
Tandem Diabetes Care, Inc. (a) ............................ (874) (31,342)
Topgolf Callaway Brands Corp. (a) .......................... (838) (19,425)
(308,685)
Motion Picture and Sound Recording Industries — (0.25)%
Take-Two Interactive Software, Inc. (a) ....................... (543) (59,486)
Motor Vehicle and Parts Dealers — (0.20)%
Lithia Motors, Inc. ...................................... (186) (47,463)
Non store retailers — (0.26)%
PriceSmart, Inc. ....................................... (890) (62,051)
Nonmetallic Mineral Product Manufacturing — (0.56)%
Corning, Inc. .......................................... (3,869) (131,353)
Nonstore Retailers — (0.68)%
Amazon.com, Inc. (a) ................................... (870) (81,980)
DoorDash, Inc. (a) ...................................... (1,427) (78,000)
(159,980)
Oil and gas extraction category — (0.21)%
Chesapeake Energy Corp. ............................... (617) (49,860)
Other Information Services — (0.39)%
Meta Platforms, Inc. (a) .................................. (530) (92,718)
Personal and Laundry Services — (0.12)%
IAC, Inc. (a) .......................................... (542) (28,151)
Petroleum and Coal Products Manufacturing — (0.54)%
EQT Corp. ........................................... (3,810) (126,415)
Plastics and Rubber Products Manufacturing — (0.57)%
Entegris, Inc. .......................................... (1,237) (105,430)
Newell Brands, Inc. ..................................... (2,000) (29,380)
(134,810)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — (44.82)%
Professional, Scientific, and Technical Services — (2.13)%
AppLovin Corp. (a) ..................................... (6,185) $ (83,498)
Aspen Technology, Inc. (a) ................................ (244) (51,730)
Cognizant Technology Solutions Corp. - Class A ............... (1,463) (91,628)
Cytokinetics, Inc. (a) .................................... (1,793) (77,744)
Digital Turbine, Inc. (a) ................................... (3,235) (34,744)
FTI Consulting, Inc. (a) .................................. (144) (26,454)
Trade Desk, Inc. (a) ..................................... (950) (53,162)
Unity Software, Inc. (a) .................................. (2,598) (79,083)
(498,043)
Publishing Industries (Except Internet) — (1.82)%
BILL Holdings, Inc. (a) ................................... (836) (70,751)
Confluent, Inc. (a) ...................................... (3,241) (79,048)
MongoDB, Inc. (a) ...................................... (357) (74,799)
Okta, Inc. (a) .......................................... (1,080) (76,993)
Toast, Inc. (a) ......................................... (3,547) (67,109)
ZoomInfo Technologies, Inc. (a) ............................ (2,299) (55,567)
(424,267)
Real Estate — (0.13)%
MP Materials Corp. (a) .................................. (867) (30,345)
Rental and Leasing Services — (0.14)%
Air Lease Corp. ........................................ (771) (33,369)
Repair and Maintenance — (0.30)%
Driven Brands Holdings, Inc. (a) ........................... (931) (26,045)
Valvoline, Inc. ......................................... (1,257) (44,247)
(70,292)
Securities, Commodity Contracts, and Other Financ — (2.26)%
API Group Corp. (a) .................................... (1,671) (39,252)
Beauty Health Co. (a) ................................... (3,091) (38,978)
Blackstone, Inc. ....................................... (664) (60,291)
Brighthouse Financial, Inc. (a) ............................. (845) (48,866)
Clarivate PLC (a) ...................................... (2,538) (25,710)
E2open Parent Holdings, Inc. (a) ........................... (11,463) (71,070)
Joby Aviation, Inc. (a) ................................... (8,375) (39,362)
Rocket Lab USA, Inc. (a) ................................. (7,573) (34,079)
S&P Global, Inc. ....................................... (181) (61,757)
SOFI TECHNOLOGIES INC COM (a) ....................... (10,826) (71,451)
Trupanion, Inc. (a) ...................................... (685) (40,675)
(531,491)
Specialty Trade Contractors — (0.18)%
Sunrun, Inc. (a) ........................................ (1,802) (43,320)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — (44.82)%
Support Activities for Mining — (0.67)%
Civitas Resources, Inc. .................................. (1,035) $ (72,626)
Northern Oil and Gas, Inc. ................................ (2,030) (63,011)
SSR Mining, Inc. ....................................... (1,588) (21,676)
(157,313)
Support Activities for Transportation — (0.10)%
GATX Corp. .......................................... (214) (23,345)
Telecommunications — (1.71)%
Doximity, Inc. (a) ....................................... (1,695) (57,003)
Frontier Communications Parent, Inc. (a) ..................... (1,624) (44,433)
Gogo, Inc. (a) ......................................... (3,026) (49,808)
Twilio, Inc. (a) ......................................... (1,882) (126,489)
Zoom Video Communications, Inc. (a) ....................... (1,661) (123,893)
(401,626)
Transit and Ground Passenger Transportation — (0.15)%
Lyft, Inc. (a) ........................................... (3,568) (35,680)
Transportation Equipment Manufacturing — (0.77)%
Gentex Corp. ......................................... (1,962) (56,015)
LCI Industries ......................................... (506) (57,082)
Spirit AeroSystems Holdings, Inc. - Class A ................... (1,070) (36,573)
Trinity Industries, Inc. ................................... (1,102) (30,757)
(180,427)
Utilities — (1.73)%
American States Water Co. ............................... (410) (36,613)
Atmos Energy Corp. .................................... (509) (57,420)
Chesapeake Utilities Corp. ............................... (249) (31,894)
Dominion Energy, Inc. ................................... (1,263) (70,248)
DTE Energy Co. ....................................... (647) (70,982)
MDU Resources Group, Inc. .............................. (1,309) (41,692)
MGE Energy, Inc. ...................................... (585) (41,406)
New Fortress Energy, Inc. ................................ (1,653) (54,532)
(404,787)
Water Transportation — (0.17)%
Royal Caribbean Cruises Ltd. (a) ........................... (561) (39,629)
Wood Product Manufacturing — (0.21)%
Enviva, Inc. ........................................... (1,133) (49,353)
Total Common Stocks (Proceeds  $12,163,798)
...........
(10,527,478)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
February 28, 2023 (Unaudited)
Shares Value
Real Estate Investment Trusts — (2.17)%
Accommodation — (0.13)%
Sunstone Hotel Investors, Inc. ............................. (2,979) $ (31,488)
Real Estate — (1.86)%
AGNC Investment Corp. ................................. (8,360) (90,873)
Annaly Capital Management, Inc. .......................... (5,298) (109,563)
Healthcare Realty Trust, Inc. .............................. (1,564) (30,498)
Independence Realty Trust, Inc. ............................ (1,765) (31,929)
Kimco Realty Corp. ..................................... (1,385) (28,545)
Pebblebrook Hotel Trust ................................. (1,831) (26,128)
Rexford Industrial Realty, Inc. ............................. (473) (28,598)
SL Green Realty Corp. .................................. (872) (29,692)
Sun Communities, Inc. .................................. (218) (31,205)
Ventas, Inc. ........................................... (582) (28,314)
(435,345)
Wood Product Manufacturing — (0.18)%
Weyerhaeuser Co. ..................................... (1,317) (41,156)
Total Real Estate Investment Trusts (Proceeds  $542,637) ... (507,989)
Total Securities Sold Short (Proceeds $12,706,435) — (46.99)% $ (11,035,467)
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
S&P
Standards & Poor's
(a) Non-income producing security.

Notes to Schedule of Investments
February 28, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordancewith Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

Notes to Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2023:
Convergence Long/Short Equity ETF
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 26,864,640 $ – $ – $ 26,864,640
Real Estate Investment Trusts 621,296 – – 621,296
Total Equity Securities 27,485,936 – – 27,485,936
Money Market Funds 21,162 – – 21,162
Total Investments in Securities $ 27,507,098 $ – $ – $ 27,507,098
Liabilities
(1)
:
Equities:
Common Stock (10,527,478) – – (10,527,478)
Real Estate Investment Trusts (507,989) – – (507,989)
Total Equity Securities (11,035,467) – – (11,035,467)
Total Investments in Securities $ (11,035,467) $ – $ – $ (11,035,467)
(1)
See the Schedule of Investments for industry classifications.